Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 510		$ 120	$ 3,047,035	$ (3,205,588)	$ (157,923)
Balance, shares at Dec. 31, 2022	5,100,000	10	1,197,208
Purchase of treasury stock that was cancelled			$ (4)	(140,996)		(141,000)
Purchase of treasury stock that was cancelled, shares			(36,400)
Imputed interest discounts on related party notes					44,077	44,077
Conversion of preferred series A to common stock	$ (510)		$ 1	509
Conversion of preferred series A to common stock, shares	(5,100,000)		5,100
Conversion of preferred series B to common stock			$ 233	(209,416)		(209,183)
Conversion of preferred series B to common stock, shares		(10)	2,334,092
Net income (loss)					(501,295)	(501,295)
Balance at Dec. 31, 2023			$ 350	2,697,132	(3,662,806)	(965,324)
Balance, shares at Dec. 31, 2023			3,500,000
Imputed interest discounts on related party notes					4,824	4,824
Net income (loss)					(222,696)	(222,696)
Shares issued for note extension with related party			$ 140	34,860		35,000
Shares issued for note extension with related party, shares			1,400,000
Balance at Mar. 31, 2024			$ 490	2,731,992	(3,880,678)	(1,148,196)
Balance, shares at Mar. 31, 2024			4,900,000
Balance at Dec. 31, 2023			$ 350	2,697,132	(3,662,806)	(965,324)
Balance, shares at Dec. 31, 2023			3,500,000
Net income (loss)						(725,479)
Balance at Sep. 30, 2024			$ 615	2,762,992	(4,374,198)	(1,610,591)
Balance, shares at Sep. 30, 2024			6,145,000
Balance at Dec. 31, 2023			$ 350	2,697,132	(3,662,806)	(965,324)
Balance, shares at Dec. 31, 2023			3,500,000
Imputed interest discounts on related party notes					14,087	14,087
Net income (loss)					4,103,067	4,103,067
Shares issued for note extension with related party			$ 140	34,860		35,000
Shares issued for note extension with related party, shares			1,400,000
Shares issued for cash and financing incentive			$ 100	24,900		25,000
Shares issued for cash and financing incentive, shares			1,000,000
Shares issued for services			$ 25	6,100		6,125
Shares issued for services, shares			245,000
Shares cancelled per forfeiture agreement			$ (85)	85
Shares cancelled per forfeiture agreement, shares			(850,000)
Effect of recapitalization merger			$ 577	(2,763,077)	(94,282,740)	(97,045,240)
Effect of recapitalization merger, shares			5,767,944
Shares issued for forbearance fee			$ 139	13,226,787		13,226,926
Shares issued for forbearance fee, shares			1,392,308
Balance at Dec. 31, 2024			$ 1,246	13,226,787	(93,828,392)	(80,600,359)
Balance, shares at Dec. 31, 2024			12,455,252
Balance at Mar. 31, 2024			$ 490	2,731,992	(3,880,678)	(1,148,196)
Balance, shares at Mar. 31, 2024			4,900,000
Imputed interest discounts on related party notes					9,263	9,263
Net income (loss)					(187,037)	(187,037)
Shares issued for services			$ 25	6,100		6,125
Shares issued for services, shares			245,000
Shares issued for cash and financing incentive			$ 100	24,900		25,000
Shares issued for cash and financing incentive, shares			1,000,000
Balance at Jun. 30, 2024			$ 615	2,762,992	(4,058,452)	(1,294,845)
Balance, shares at Jun. 30, 2024			6,145,000
Net income (loss)					(315,746)	(315,746)
Balance at Sep. 30, 2024			$ 615	2,762,992	(4,374,198)	(1,610,591)
Balance, shares at Sep. 30, 2024			6,145,000
Balance at Dec. 31, 2024			$ 1,246	13,226,787	(93,828,392)	(80,600,359)
Balance, shares at Dec. 31, 2024			12,455,252
Net income (loss)					(308,081)	(308,081)
Shares issued for services			$ 2	58,123		58,125
Shares issued for services, shares			21,528
Balance at Mar. 31, 2025			$ 1,248	13,284,910	(94,136,473)	(80,850,315)
Balance, shares at Mar. 31, 2025			12,476,780
Balance at Dec. 31, 2024			$ 1,246	13,226,787	(93,828,392)	(80,600,359)
Balance, shares at Dec. 31, 2024			12,455,252
Net income (loss)						(7,354,742)
Shares issued for conversion of note payable						3,750,000
Shares issued for conversion of note payable, shares			3,000,000
Balance at Sep. 30, 2025			$ 4,196	49,610,004	(101,183,134)	(51,568,934)
Balance, shares at Sep. 30, 2025			41,959,958
Balance at Mar. 31, 2025			$ 1,248	13,284,910	(94,136,473)	(80,850,315)
Balance, shares at Mar. 31, 2025			12,476,780
Net income (loss)					(2,787,062)	(2,787,062)
Shares issued for services			$ 10	124,462		124,472
Shares issued for services, shares			102,026
Shares issued for cash and financing incentive			$ 125	1,437,375		1,437,500
Shares issued for cash and financing incentive, shares			1,250,000
Shares issued for conversion of note payable			$ 71	891,929		892,000
Shares issued for conversion of note payable, shares			713,600
Shares issued for conversion of preferred series C shares			$ 2,608	30,635,909		30,638,517
Shares issued for conversion of preferred series C shares, shares			26,079,868
Balance at Jun. 30, 2025			$ 4,062	46,374,585	(96,923,535)	(50,544,888)
Balance, shares at Jun. 30, 2025			40,622,274
Net income (loss)					(4,259,599)	(4,259,599)
Shares issued for services			$ 30	377,648		377,678
Shares issued for services, shares			301,284
Shares issued for conversion of note payable			$ 229	2,857,771		2,858,000
Shares issued for conversion of note payable, shares			2,286,400
Shares repurchased and cancelled			$ (125)			(125)
Shares repurchased and cancelled, shares			(1,250,000)
Balance at Sep. 30, 2025			$ 4,196	$ 49,610,004	$ (101,183,134)	$ (51,568,934)
Balance, shares at Sep. 30, 2025			41,959,958